30-Nov-2013
Principal
Payment
48,890,714.99
0.00
0.00
0.00
48,890,714.99
Interest per
Factor
0.115324
Collection Period No.
8
Collection Period (from... to)
1-Nov-2013
30-Nov-2013
Payment Date
16-Dec-2013
Interest Period of the Class A-1 Notes (from... to)
Mercedes-Benz Auto Lease Trust 2013-A
Investor Report
Collection Period Ended
Determination Date
12-Dec-2013
Record Date
13-Dec-2013
15-Nov-2013
16-Dec-2013 Actual/360 Days
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Nov-2013
15-Dec-2013
30/360 Days
30
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
478,850,000.00
104,113,500.26
55,222,785.27
102.100271
Class A-2 Notes
796,000,000.00
796,000,000.00
796,000,000.00
0.000000
Class A-3 Notes
590,000,000.00
590,000,000.00
590,000,000.00
0.000000
Class A-4 Notes
154,350,000.00
154,350,000.00
154,350,000.00
0.000000
Total Note Balance
2,019,200,000.00
1,644,463,500.26
1,595,572,785.27
Overcollateralization
380,319,126.59
449,909,836.24
449,909,836.24
Total Securitization Value
2,399,519,126.59
2,094,373,336.50
2,045,482,621.51
present value of lease payments
880,763,921.95
571,821,345.58
532,514,818.81
present value of Base Residual Value
1,518,755,204.64
1,522,551,990.92
1,512,967,802.70
Amount
Percentage
Initial Overcollateralization Amount
380,319,126.59
15.85%
Target Overcollateralization Amount
449,909,836.24
18.75%
Current Overcollateralization Amount
449,909,836.24
18.75%
Interest Rate
Interest Payment
$1000 Face Amount
Class A-1 Notes
0.270000%
24,206.39
0.050551
48,914,921.38
per $1000 Face Amount
102.150823
Payment
Class A-2 Notes
0.490000%
325,033.33
0.408333
325,033.33
0.408333
Class A-3 Notes
0.590000%
290,083.33
0.491667
290,083.33
0.491667
Class A-4 Notes
0.720000%
92,610.00
0.600000
92,610.00
0.600000
Total
731,933.05
$49,622,648.04
Available Funds
Lease Payments Received
39,288,703.62
(1) Total Servicing Fee
Distributions
1,745,311.11
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
649,804.13
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
0.00
0.00
Excess wear and tear included in Net Sales Proceeds
4,934.02
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
98,973.79
(4) Priority Principal Distribution Amount
731,933.05
0.00
Subtotal
61,542,773.16
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Note
Interest & Principal
Net Sales Proceeds-early terminations (including Defaulted Leases)
21,604,265.41
Amounts in USD
Dates
Summary
1.000000
1.000000
1.000000
Interest & Principal
Distribution Detail
Shortfall
Notice to Investors
48,890,714.99
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
10,175,354.77
61,543,313.92
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
540.76
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Total Available Funds
61,543,313.92
Amount Due
Total Available Collections
61,543,313.92
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
Total Servicing Fee
1,745,311.11
1,745,311.11
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
731,933.05
731,933.05
0.00
thereof on Class A-1 Notes
24,206.39
24,206.39
0.00
thereof on Class A-2 Notes
325,033.33
325,033.33
0.00
thereof on Class A-3 Notes
290,083.33
290,083.33
0.00
thereof on Class A-4 Notes
92,610.00
92,610.00
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
731,933.05
731,933.05
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
48,890,714.99
48,890,714.99
0.00
Principal Distribution Amount
48,890,714.99
48,890,714.99
0.00
Reserve Fund
Reserve Fund Required Amount
11,997,595.63
Reserve Fund Amount - Beginning Balance
11,997,595.63
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
98.94
minus Net Investment Earnings
98.94
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
11,997,595.63
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
98.94
Net Investment Earnings on the Exchange Note
Collection Account
441.82
Investment Earnings for the Collection Period
540.76
Pool Statistics
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
2,399,519,126.59
57,098
Securitization Value beginning of Collection Period
2,094,373,336.50
54,934
Principal portion of lease payments
27,744,830.63
Terminations- Early
18,923,262.09
Terminations- Scheduled
538,833.92
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,683,788.35
Securitization Value end of Collection Period
2,045,482,621.51
54,344
Pool Factor
85.25%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.34%
6.33%
Weighted Average Remaining Term (months)
25.13
16.35
Weighted Average Seasoning (months)
9.42
18.12
Aggregate Base Residual Value
1,721,197,534.44
1,637,240,168.28
Cumulative Turn-in Ratio
64.04%
Proportion of base prepayment assumption realized life to date
144.78%
Actual lifetime prepayment speed
0.50%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
2,040,842,044.13
54,230
99.77%
31-60 Days Delinquent
3,455,930.84
87
0.17%
61-90 Days Delinquent
949,183.23
21
0.05%
Less Liquidation Proceeds
1,022,990.90
91-120 Days Delinquent
235,463.31
6
0.01%
Total
2,045,482,621.51
54,344
100.00%
286,817.68
Current Net Credit Loss / (Gain)
(111,355.69)
Cumulative Net Credit Loss / (Gain)
281,994.88
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
1,198,452.89
Less sales proceeds and other payments received during
Collection Period
21,523,527.46
Current Residual Loss / (Gain)
(1,576,095.99)
Cumulative Residual Loss / (Gain)
(10,584,223.55)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.012%
Residual Loss
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
Current
Securitization Value of Liquidated Leases BOP
19,947,431.47
Less Recoveries
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.441%)